PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
PRINCIPAL ACCOUNTING POLICIES
Schedule of cash, cash equivalents and restricted cash as reported in the consolidated statement of cash flows

Cash, cash equivalents and restricted cash as reported in the consolidated statement of cash flows are presented separately on our consolidated balance sheet as follows (RMB in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Cash and cash equivalents	10,243,500	16,060,679
Restricted cash	1,027,454	3,008,428
Cash and cash equivalents included in held-for-sale assets (Note 2 (n))	—	358,174
Total	11,270,954	19,427,281

Schedule of property plant and equipment useful life
Buildings	20 years
Machinery and equipment	5~10 years
Furniture, fixture and office equipment	3~5 years
Motor vehicles	4~5 years

Schedule of change in accounting estimate

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Decrease in net income attributable to JinkoSolar Holding Co., Ltd.’s ordinary shareholders (in RMB thousands)	—	—	1,242,367
Decrease in basic earnings per share	—	—	5.98
Decrease in diluted earnings per share	—	—	5.49

Solar modules
PRINCIPAL ACCOUNTING POLICIES
Schedule of accrued warranty cost

The following table summarizes the movement of accrued warranty cost for solar modules (RMB in thousands):

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
At beginning of year	892,131	1,007,805	1,641,721
Additions	390,238	771,244	1,348,516
Utilization	(170,776)	(212,130)	(222,073)
Accrue (reversal) to selling and marketing expense	(103,788)	74,802	(386,910)
At end of year	1,007,805	1,641,721	2,381,254

ESS products
PRINCIPAL ACCOUNTING POLICIES
Schedule of accrued warranty cost

The following table summarizes the movement of accrued warranty cost for ESS products (RMB in thousands):

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
At beginning of year	—	—	2,254
Additions	—	2,254	23,186
Utilization	—	—	—
At end of year	—	2,254	25,440